Note 20 - Cash and Cash Equivalents - Components of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019		Dec. 31, 2018	[2]	Dec. 31, 2017	[2]
Statement Line Items [Line Items]
Bank balances	$ 19,092	$ 9,383		$ 11,187
Cash and cash equivalents	19,092	9,383	[1]	11,187	[1]
Bank overdrafts used for cash management purposes		(490)	[1]		[1]
Net cash and cash equivalents at year end	$ 19,092	$ 8,893	[2]	$ 11,187		$ 11,187		$ 12,756

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.
[2]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Acquisition of exploration and evaluation assets rather than as part of Acquisition of property, plant and equipment (refer to note 4(b)(i)). The new disclosure policy was adopted from December 10, 2020 and has been applied retrospectively.